Pursuant to Rule 497(e)
                                                      Registration No. 033-69760
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DELAFIELD FUND, INC.                                    600 Fifth Avenue
                                                        New York, New York 10020
                                                        (212) 830-5220
--------------------------------------------------------------------------------

Supplement dated February 4, 2004, to the Prospectus dated April 30, 2003.

On page 6, the following paragraph is inserted at the end of "II. Investment Objectives, Principal Investment Strategies and Related Risks":

         "Disclosure of Portfolio Holdings

         The Fund's portfolio holdings will be available periodically on our website at delafieldfund.com or by calling 1-800-221-3079. The release of the schedule of portfolio holdings will be delayed at least 15 days after the date the schedule is available. The Fund may terminate or modify this policy at any time without further notice to shareholders."

On page 7, under the heading "Pricing of Fund Shares," the first paragraph is replaced with the following:

         "The Fund determines the net asset value of the shares of the Fund as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally at 4:00 p.m., Eastern time) on each day that the NYSE is open for business (a "Fund Business Day"). It is expected that the NYSE will be closed on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund calculates its net asset value by dividing the value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the number of shares outstanding of the Fund at the time the determination is made. Purchases and redemptions will be effected at the time of determination of net asset value next following the receipt of any purchase or redemption order."

On pages 8, 9, 10, and 12 under the headings "How to Purchase and Redeem Shares," "Investments Through Participating Organizations," "Initial Purchase of Shares - Bank Wire" and "Redemption of Shares - Telephone" the references to "4:00 p.m." are replaced with "the close of regular trading on the NYSE."

On page 11, under the heading "Redemption of Shares," the last two sentences of the third paragraph are replaced with the following:

         "The fee does not apply to (i) any shares purchased through reinvested distributions (dividends and capital gains), (ii) shares redeemed as part of the Systematic Withdrawal Plan,
         (iii) shares maintained through employee pension benefit plans subject to the Employee Retirement Income Security Act that offer the Fund as an investment vehicle, and (iv) shares purchased through certain intermediaries that charge an overall fee on client accounts that hold such shares through `wrap accounts.' "

Pursuant to Rule 497(e)
                                                      Registration No. 033-69760
--------------------------------------------------------------------------------

DELAFIELD FUND, INC.                                    600 Fifth Avenue
                                                        New York, New York 10020
                                                        (212) 830-5220
--------------------------------------------------------------------------------

Supplement dated February 4, 2004, to the Statement of Additional Information dated April 30, 2003.

On page 11, under the heading "Net Asset Value," the first paragraph is replaced with the following:

         "The Fund determines the net asset value of the shares of the Fund as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally at 4:00 p.m., Eastern time) on each day that the NYSE is open for business (a "Fund Business Day"). It is expected that the NYSE will be closed on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund calculates its net asset value by dividing the value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the number of shares outstanding of the Fund at the time the determination is made. Purchases and redemptions will be effected at the time of determination of net asset value next following the receipt of any purchase or redemption order."